Borrowings (Tables)	3 Months Ended
Mar. 31, 2022
Borrowings [Abstract]
Summary of Non-current and Current Borrowings

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Non-current	—	—
Current	6,000	5,944
Total	6,000	5,944